OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) sector	Dec. 18, 2025	Oct. 21, 2025
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes | $	$ 100,000
Number of economic sectors | sector	12
Banistmo S.A.
OPERATING SEGMENTS
Percentage of ownership interest in subsidiary agreed to sell	100.00%	100.00%
Valores Banistmo S.A.
OPERATING SEGMENTS
Ownership percentage	100.00%		100.00%